Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) data_subset	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Number of subsets of business data reviewed (over) | data_subset	400
Reserve development, prior years	$ 25.9	$ (87.5)	$ (315.1)
Short-duration Insurance Contracts, Accident Year 2016 and 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	64.0
Short-duration Insurance Contracts, Accident Years 2014 and Prior [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(38.0)
2015
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(56.0)
2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(51.0)
2014
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		19.0	(239.0)
Commercial Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	1.0
Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ (37.0)
Auto
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	98.00%
Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ 70.0	(40.0)	$ (217.0)
Personal Lines - Liability | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(54.0)
Property | Property Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		$ (52.0)